Property, plant and equipment - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in proven and probable reserves (as a percent)	(12.00%)	(23.00%)
Write-down of assets			$ 9,106	$ 38,660
Impairment of property, plant and equipment			13,926	0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Write-down of assets			$ 7,130	$ 40,030